CONSOLIDATED BALANCE SHEETS In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
ASSETS
Cash and due from banks	$ 2,064,631	€ 1,436,157	€ 1,430,381
Deposits with Central Bank	4,257,947	2,961,828	2,921,346
Securities purchased under agreements to resell	210,325	146,302	532,111
Interest bearing deposits with banks	9,198,917	6,398,767	3,077,953
Money market investments	1,696,771	1,180,274	1,239,867
Trading assets	1,113,246	774,374	3,167,740
Derivative assets	2,488,775	1,731,192	1,871,261
Available-for-sale securities	20,863,815	14,512,870	15,740,696
Held-to-maturity securities	5,192,348	3,611,797	99,604
Equity method investments	72,016	50,094	25,327
Loans (includes EUR 846,588 thousand in 2009 and EUR 559,107 thousand in 2010 measured at fair value)	113,626,279	79,038,440	75,833,904
Less: Allowance for loan losses	(4,564,987)	(3,175,405)	(2,065,178)
Total Net Loans	109,061,292	75,863,035	73,768,726
Goodwill	5,030,302	3,499,078	3,406,247
Software and other intangibles	661,143	459,891	439,136
Premises and equipment, net	1,756,741	1,221,989	1,194,702
Accrued interest receivable	1,718,991	1,195,730	1,030,235
Other assets	5,422,547	3,771,924	3,238,826
TOTAL ASSETS	170,809,807	118,815,302	113,184,158
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (includes EUR 808,669 thousand in 2009 and EUR 1,240,756 thousand in 2010 measured at fair value)	131,251,915	91,298,832	82,135,849
Non-interest bearing deposits	3,732,963	2,596,649	5,698,562
Total deposits	134,984,878	93,895,481	87,834,411
Securities sold under agreements to repurchase	5,086,672	3,538,289	4,485,440
Derivative liabilities	2,569,510	1,787,351	1,330,013
Other borrowed funds	1,598,135	1,111,663	310,784
Accounts payable, accrued expenses and other liabilities	4,782,984	3,327,044	4,178,990
Insurance reserves	3,639,080	2,531,344	2,321,373
Long-term debt (includes EUR 1,489,784 thousand in 2009 and EUR 1,261,100 in 2010 measured at fair value)	5,471,463	3,805,950	3,357,054
Total liabilities	158,132,722	109,997,122	103,818,065
Redeemable non-controlling interest - Temporary equity	382,378	265,982	254,499
NBG shareholders equity
Preferred stock, par value of EUR 0.30 and EUR 5.00 (shares authorized, issued and outstanding: 25,000,000 and 70,000,000)	513,945	357,500	357,500
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 607,041,577 and 956,090,482 at 2009 and 2010 respectively)	6,872,415	4,780,452	3,035,208
Additional paid-in capital	5,582,894	3,883,461	3,878,079
Accumulated surplus	3,137,811	2,182,661	2,523,833
Accumulated other comprehensive loss	(4,986,804)	(3,468,821)	(1,517,127)
Treasury stock, at cost (337,350 and 743,689 shares at 2009 and 2010 respectively)	(7,046)	(4,901)	(10,626)
Total NBG shareholders' equity	11,113,215	7,730,352	8,266,867
Non-controlling interest	1,181,492	821,846	844,727
Total permanent equity	12,294,707	8,552,198	9,111,594
TOTAL LIABILITIES AND EQUITY	$ 170,809,807	€ 118,815,302	€ 113,184,158